Share-Based Payments - Detailed Disclosure Detail Of Stock Unit Activity Performance Stock (Detail)	12 Months Ended
	Dec. 31, 2022 Shares shares	Dec. 31, 2021 shares Shares
Disclosure Detail Of Stock Unit Activity Performance Stock [Line Items]
Number of performance stock units outstanding, Granted	1,183,319
Number of performance stock units outstanding, Vested	191,658
Number of performance stock units outstanding, Cancelled | Shares	(1,377,779)
Performance Stock Unit [Member] | Calyxt [Member]
Disclosure Detail Of Stock Unit Activity Performance Stock [Line Items]
Number of free shares outstanding, beginning balance	745,000	311,667
Number of performance stock units outstanding, Granted | Shares	530,000	600,000
Number of performance stock units outstanding, Vested	0	0
Number of performance stock units outstanding, Cancelled	(145,000)	(166,667)
Number of free shares outstanding, ending balance	1,130,000	745,000